Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 227	$ (504)	$ (2,231)	$ (2,461)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization			620	547
Depreciation, Amortization, Accretion, net	1,011	428
Provisions for loan losses	350			2,500
Amortization of premiums and discounts on securities, net			337	270
Gain on sale of loans held for sale	(69)	(16)	(16)
Proceeds from the sale of loans held for sale	1,653	1,864	1,967	1,593
Gain on sale of premise	(563)
Loans originated as held for sale	(1,345)	(341)	(729)	(183)
Amortization of deferred loan fees and costs, net			(119)	(24)
Income from bank-owned life insurance, net	(162)	(117)	(278)	(120)
Gain loss on sale of other real estate owned and other assets		(20)	(20)	204
Gain on sale of securities available for sale	(131)	(195)	(195)
(Increase) decrease in accrued interest receivable	(61)	77	250	(32)
Decrease in Other intangible assets			54
Decrease (increase) in deferred tax assets	67	(1,700)	(1,483)	(1,492)
Decrease (increase) in other assets	891	(148)	(1,114)	50
Stock options and restricted stock compensation expense			591
Stock based compensation	425		171	136
(Decrease) increase in other liabilities	(3,244)	1,100	2,834	1,272
Net cash (used in) provided by operating activities	(951)	428	639	2,260
Cash flows from investing activities:
Maturities of time deposits with banks	735	735	1,470	3,648
Purchases of securities held to maturity				(30,273)
Maturities & repayments of securities held to maturity		5,800	5,000	2,000
Principle repayment of securities held to maturity			800	966
Proceeds from sale of securities available for sale	12,920	15,997	60,369
Calls, repayments, and maturities of securities available for sale	11,940	3,825
Purchases of securities available for sale	(25,173)		(23,507)
Calls and maturities of securities available for sale			8,000
Principle repayment of securities available for sale			2,923
Net increase in loans	(45,642)	(26,835)	(38,073)	(3,301)
Proceeds from sale of other real estate owned		61	61	1,177
Purchases of premises and equipment, net	(1,024)	(1,689)	(3,431)	(493)
Purchase of bank owned life insurance				(3,050)
Proceeds from the sale of premise & equipment	1,600
Purchase of Federal Home Loan Bank stock	(134)	(877)	123	57
Business acquisitions, net of cash received		(20,111)	15,424
Net cash (used in) provided by investing activities	(44,778)	(23,094)	29,159	(29,269)
Cash flows from financing activities:
Net (decrease) increase in deposits	(3,796)	6,461	9,260	(965)
Net decrease in Federal Home Loan Bank Advances			(3,980)
Net increase (decrease) in other borrowings	2,656	20,000	(1,858)
Redemption in Preferred Stock			(5,700)
Issuance of subordinated notes	11,000
Payment of Dividend to Preferred Stock			(14)
Net proceeds received from stock issuance			11,359	37,399
Net cash provided by financing activities	9,860	26,461	9,067	36,434
(Decrease) increase in cash and cash equivalents	(35,869)	3,795	38,865	9,425
Cash and cash equivalents at beginning of period	59,344	20,479	20,479	11,054
Cash and cash equivalents at end of period	23,475	24,274	59,344	20,479
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	796	137	716	159
Noncash transaction-
Accumulated other comprehensive income, net change in unrealized gain on securities available for sale, net of taxes	196	9	(108)
Securities held to maturity transferred to available for sale		69,665	69,665
Transfer from loans to loans held for sale				$ 3,422
Transfer from loans to other real estate owned	$ 20
Noncash assets acquired
Securities available for sale		44,372	44,372
Loans		171,476	179,408
Premises and equipment		6,097	8,727
Federal Home Loan Bank stock		1,540	1,540
Cash surrender value of bank-owned life insurance		4,585	4,585
Deferred income taxes		2,095	2,095
Goodwill		8,662	9,500
Core Deposit Intangible		588	655
Accrued interest		685	685
Other Real Estate Owned			32
Other assets		114	98
Liabilities assumed and stockholders equity exchanged:
Deposits		178,912	225,927
Federal Home Loan Bank advances		31,480	31,480
Other borrowings		3,285	3,285
Other liabilities		726	729
Preferred Stock		$ 5,700	$ 5,700